CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 24 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2023 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	2023	2022
ASSETS
Current assets
Prepaid expenses and other current assets	$14,428	-

Non-current assets
Investment in subsidiaries	66,771,236	62,510,888
Total assets	$66,785,664	$62,510,888

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Due to a related party	209,415	9,415
Accrued expenses and other current liabilities	39,314	17,172
Total liabilities	$248,729	$26,587

COMMITMENT AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Ordinary shares, $0.015 par value, 7.5 million shares authorized, 3,351,336 and 2,151,336 shares issued and outstanding at December 31, 2023 and 2022, respectively*	5,028	3,228
Additional paid-in capital*	72,142,580	63,219,380
Accumulated deficits	(5,610,673)	(738,307)
Total shareholders’ equity	66,536,935	62,484,301
	,	,
Total liabilities and shareholders’ equity	$66,785,664	$62,510,888

* Retrospectively restated for effect of share re-designation on November 30, 2023 and 1-for-15 reverse share split on January 19, 2024 (see Note 19).

	For the years ended December 31,
	2023	2022	2021
Operating expenses:
General and administrative expenses	$(1,595,546)	$(3,471,403)	$(3,016,735)
Loss from operations	$(1,595,546)	$(3,471,403)	$(3,016,735)
Equity in (loss) earnings of subsidiaries	(3,276,820)	1,474,867	1,998,855
Net loss and comprehensive loss attributable to the Company	$(4,872,366)	$(1,996,536)	$(1,017,880)
	For the Years ended December 31,
	2023	2022	2021
Cash flows from operating activities
Net loss	$(4,872,366)	$(1,996,536)	$(1,017,880)
Share-based compensation	-	2,832,500	-
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Equity in (loss) earnings of subsidiaries	(3,276,820)	1,474,867	(2,168,995)
Prepaid expenses and other current assets	(14,428)	23,713	(55,639)
Accrued expenses and other current liabilities	22,143	17,171	-
Net cash (used in) provided by operating activities	(8,141,471)	2,351,715	(3,242,514)

Cash flows from financing activities
Investment in subsidiaries	(983,529)	(14,341,664)	(2,162,937)
Proceeds from advance from a related party	200,000	-	-
Net proceeds from issuance of ordinary shares	8,925,000	11,989,949	5,405,451
Net cash provided by (used in) financing activities	8,141,471	(2,351,715)	3,242,514
Change in cash	-	-	-
Cash, beginning of year	-	-	-
Cash, end of year	-	-	-